Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Going concern

As disclosed in the Group's consolidated financial statements as of December 31, 2021, there was substantial doubt regarding its ability to continue as a going concern as it did not have sufficient funds to repurchase all or a significant portion of the outstanding 2025 Notes if redeemed by noteholders on April 1, 2023 (Note 14) without securing additional financing. The Group has implemented plans and improved its financial position by reducing discretionary capital expenditures and operational expenses (the "Plans") and secured additional financing. In March 2022, the Group issued ordinary shares for a total cash purchase price of US$285 million (equivalent to RMB1,807.2 million) in a private placement transaction (Note 19). In December 2022, the Group issued US$500.0 million (equivalent to RMB3,448.6 million) convertible senior notes (Note 14) to certain investors. In January 2023, the Group completed a registered follow-on public offering of ADSs and received net proceeds of US$500 million (equivalent to RMB3,448.6 million). In February 2023, certain investors exercised their option to subscribe for an additional amount of US$50.0 million (equivalent to RMB344.9 million) convertible senior notes (Note 26). In March 2023, the Group issued US$600 million (equivalent to RMB4,138.3 million) convertible senior notes. Concurrently with and shortly after the offering, the Group also entered into separate and individually privately negotiated agreements with certain holders of the 2026 Notes to repurchase US$340 million (equivalent to RMB2,345.0 million) principal amount of such notes (Note 26).

The Group has incurred net losses since inception and had an accumulated deficit of RMB46,498,897 (US$6,741,706) as of December 31, 2022 and negative cash flow from operations of RMB70,569 (US$10,232) for the year ended December 31, 2022. As of December 31, 2022, the Group had cash, cash equivalents, restricted cash and short-term investments of RMB7,929,821 (US$1,149,715), unused credit lines of RMB1,635,644 (US$237,146) and a working capital deficit of RMB14,344,383 (US$2,079,740). However, net loss decreased from RMB6,108,533 for the year ended December 31, 2021 to RMB117,776 (US$17,076) for the year ended December 31, 2022, which led to improved operating cash flows.

As a result of the cash generated from operations, coupled with the Plans and funds raised above, the substantial doubt regarding the Group's ability to continue as a going concern has been resolved.

Convenience translation

Translations of amounts from RMB into US$ for the convenience of the readers have been calculated at the exchange rate of RMB6.8972 per US$1.00 on December 31, 2022, the last business day in fiscal year 2022, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at such rate.

Basis of presentation and principles of consolidation

The consolidated financial statements have been prepared in accordance with U.S. GAAP. The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries, VIEs and VIEs’ subsidiaries in which the Company is the primary beneficiary. The results of the subsidiaries are consolidated from the date on which the Group obtains control and continues to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. However, if the Company demonstrates its ability to control the VIEs through power to govern the activities which most significantly impact its economic performance and is obligated to absorb losses of the VIEs that could potentially be significant to the VIEs or the right to receive benefits from the VIEs that could potentially be significant to the VIEs, then the entity is consolidated. All intercompany balances and transactions between the Company, its subsidiaries, VIEs and VIEs’ subsidiaries have been eliminated on consolidation.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Management evaluates estimates, including those related to the standalone selling prices of performance obligations of revenue contracts, accrued sales rebates for online advertising revenues, the allowance for credit losses of accounts receivable, contract assets, receivables from online payment agencies, amounts due from related parties and debt securities, liabilities associated with financial guarantees, future viewership consumption patterns and useful lives of licensed copyrights and produced content, future revenues generated by the broadcasting and sublicensing rights of content assets (licensed and produced), useful lives of certain finite-lived intangible assets, fair values of certain debt and equity investments, recoverability and useful lives of long-lived assets, recoverability of indefinite-lived intangible assets and goodwill, ultimate revenue of produced content predominantly monetized on its own, fair values of licensed copyrights and produced content monetized as a film group or individually, fair value of share options to purchase the Company’s ordinary shares, fair value of nonmonetary content exchanges, fair value of financial instruments, forfeiture rates for share options granted, valuation allowances on deferred tax assets and income tax uncertainties, among others. Management bases these estimates on its historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Foreign currency translation and transactions

The Company’s functional currency is the US$ and its reporting currency is the RMB. The Company’s subsidiaries, VIEs and subsidiaries of the VIEs determine their functional currencies based on the criteria of ASC topic 830, Foreign Currency Matters (“ASC 830”). The functional currency of the subsidiaries in the Cayman Islands and Hong Kong is the U.S. dollar. The functional currencies of the subsidiaries, VIEs and VIEs’ subsidiaries in Mainland China are the RMB. The Company uses the monthly average exchange rate and the exchange rate at the balance sheet date to translate the operating results and financial position to its reporting currency, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ equity.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing at the balance sheet date.

Cash and cash equivalents

Cash and cash equivalents primarily consist of cash, money market funds, investments in interest bearing demand deposit accounts, time deposits, and highly liquid investments with original maturities of three months or less from the date of purchase and are stated at cost which approximates their fair value.

Restricted Cash

Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the consolidated balance sheets. The Group’s restricted cash mainly represents restricted deposits used as security against short-term loans, convertible senior notes and certain lawsuits.

In the event that the obligation to maintain such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets, included in "Restricted cash" in the consolidated balance sheets. Otherwise, they are classified as non-current assets, included in "Prepayments and other assets" in the consolidated balance sheets.

Short-term investments

All highly liquid investments with maturities of greater than three months, but less than twelve months, are classified as short-term investments.

Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments. The Group accounts for short-term investments in accordance with ASC topic 320, Investments—Debt and Equity Securities (“ASC 320”). The Group classifies the short-term investments in debt securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings.

The securities that the Group has the positive intent and the ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. The Group determines realized gains or losses on sale of held-to-maturity securities on a specific identification method, and records such gains or losses in earnings.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and measured at fair value. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income. Realized gains or losses are included in earnings during the period in which the gain or loss is realized.

Measurement of credit losses

The Group maintains an allowance for credit losses for accounts receivable, contract assets and receivables from online payment agencies, which is recorded as an offset to accounts receivable, contract assets and receivables from online payment agencies, respectively, and the estimated credit losses charged to the allowance is classified as “Selling, general and administrative” in the consolidated statements of comprehensive loss. When similar risk characteristics exist, the Group assesses collectability and measure expected credit losses on a collective basis for a pool of assets, whereas if similar risk characteristics do not exist, the Group assesses collectability and measures expected credit losses on an individual asset basis. In determining the amount of the allowance for credit losses, the Group considers historic collection experience, the age of the accounts receivable, contract assets balances and receivables from online payment agencies, credit quality of the Group’s customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the customer’s ability to pay.

For debt securities, the allowance for credit losses reflects the Group's estimated expected losses over the contractual lives of the debt securities and is recorded as a charge to “Others, net” in the consolidated statements of comprehensive loss. Estimated allowances of credit losses are determined by considering reasonable and supportable forecasts of future economic conditions in addition to information about past events and current conditions.

Accounts Receivable, net

Accounts receivable are recognized and carried at the original invoiced amount less an allowance for credit losses. An estimate for the allowance for credit losses is discussed above in “Measurement of credit losses”. The receivable balances are written off when they are deemed uncollectible. The Group generally does not require collateral from its customers.

Receivables from Online Payment Agencies, net

Receivables from online payment agencies are cash due from the third-party online payment service providers for clearing transactions and are included in “Prepayments and other assets” on the consolidated balance sheets. The cash was paid or deposited by customers or users through these online payment agencies for services provided by the Group. The Group carefully considers and monitors the credit worthiness of the third-party payment service providers used and provides an allowance for credit losses as discussed in “Measurement of credit losses”. Receivable balances are written off when they are deemed uncollectible. As of December 31, 2021 and 2022, allowance for credit losses provided for the receivables from online payment agencies were insignificant.

Fixed assets, net

Fixed assets are stated at cost and are depreciated using the straight-line method over the shorter of the estimated useful lives of the assets or the term of the related lease, as follows:

Computer equipment	3 to 5 years
Office furniture and equipment	3 to 5 years
Leasehold improvements	over the shorter of lease terms or estimated useful lives of the assets
Office building	43 years
Others	5 years

Repair and maintenance costs are expensed as incurred, whereas the cost of renewals and betterments that extend the useful lives of the assets are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed assets items and depreciation of these assets commences when ready for their intended use.

Long-term investments

The Group’s long-term investments consist of equity securities without readily determinable fair values, equity method investments, available-for-sale debt securities accounted for at fair value and equity securities with readily determinable fair value.

Equity investments, except for those accounted for under the equity method, those that result in consolidation of the investee and certain other investments, are measured at fair value in accordance with ASC topic 321, Investments—Equity Securities (“ASC 321”) and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair values and do not qualify for the existing practical expedient in ASC topic 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Group elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. Equity securities with readily determinable fair values are measured at fair value, and any changes in fair value are recognized in earnings.

Investments in entities in which the Group can exercise significant influence and holds an investment in voting common stock or in-substance common stock (or both) of the investee but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Under the equity method, the Group initially records its investment at cost and the difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is accounted for as if the investee was a consolidated subsidiary. The Group subsequently adjusts the carrying amount of the investments to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. When calculating its proportionate share of each equity investee’s net income or loss, the Group adjusts the net income or loss of equity investee to include accretion of preferred stock that is classified in temporary equity in the equity investee’s financial statements. Intra-entity profits and losses shall be eliminated until realized by the Group or investee as if the investee was consolidated. The Group will discontinue applying the equity method if an investment (plus additional financial support provided to the investee, if any) has been reduced to zero. When the Group has other investments in its equity-method investee and is not required to advance additional funds to the investee, the Group would continue to report its share of equity method losses in its consolidated statements of comprehensive loss after its equity-method investment in ordinary shares has been reduced to zero, to the extent of and as an adjustment to the adjusted basis of the Group’s other investments in the investee. The Group evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in the consolidated statements of comprehensive loss when the decline in value is determined to be other-than-temporary.

Available-for-sale debt securities are convertible debt instruments issued by private companies and investments in equity securities that are redeemable at the Company’s option, which are measured at fair value, with interest income recorded in earnings and unrealized gains or losses recorded in accumulated other comprehensive income.

Produced content, net

The Group produces original content in-house and collaborates with external parties. Produced content primarily consists of films, episodic series, variety shows and animations. The costs incurred in the physical production of original content include direct production costs, production overhead and acquisition costs. Produced content also includes cash expenditures made to acquire a proportionate share of certain rights to films including profit sharing, distribution and/or other rights. Exploitation costs are expensed as incurred. Participation costs are accrued using the individual-film-forecast-computation method, which recognizes the costs in the same ratio as the associated ultimate revenue. Production costs for original content that are predominantly monetized in a film group are capitalized. Production costs for original content predominantly monetized on its own are capitalized to the extent that they are recoverable from total revenues expected to be earned (“ultimate revenue”); otherwise, they are expensed as cost of revenues. Ultimate revenue estimates include revenue expected to be earned from all sources, including exhibition, licensing, or exploitation of produced content if the Group has demonstrated a history of earning such revenue. The Group estimates ultimate revenue to be earned during the estimated useful lives of produced content based on anticipated release patterns and historical results of similar produced content, which are identified based on various factors, including cast and crew, target audience and popularity. The capitalized production costs are reported separately as noncurrent assets with caption of “Produced content, net” on the consolidated balance sheets.

Based on factors including historical and estimated future viewership consumption patterns, the Group amortizes film costs for produced content that is predominantly monetized in a film group. For produced content that is monetized on its own, the Group considers historical and estimated usage patterns to determine the pattern of amortization for film costs. Based on the estimated patterns, the Group amortizes produced content using an accelerated method over its estimated useful lives within ten years, beginning with the month of first availability and such costs are included in “Cost of revenues” in the consolidated statements of comprehensive loss.

Licensed copyrights, net

Licensed copyrights consist of professionally produced content such as films, television series, variety shows and other video content acquired from external parties. The license fees are capitalized and, unless prepaid, a corresponding liability is recorded when the cost of the content is known, the content is accepted by the Group in accordance with the conditions of the license agreement and the content is available for its first showing on the Group’s platforms. Licensed copyrights are presented on the consolidated balance sheets as current and non-current based on estimated time of usage.

The Group’s licensed copyrights include the right to broadcast and, in some instances, the right to sublicense. The broadcasting right, refers to the right to broadcast the content on its own platforms and the sublicensing right, refers to the right to sublicense the underlying content to external parties. When licensed copyrights include both broadcasting and sublicensing rights, the content costs are allocated to these two rights upon initial recognition, based on the relative proportion of the estimated total revenues that will be generated by each right over its estimated useful lives.

For the right to broadcast the contents on its own platforms that generates online advertising and membership services revenues, based on factors including historical and estimated future viewership patterns, the content costs are amortized using an accelerated method by content categories over the shorter of each content's contractual period or estimated useful lives within ten years, beginning with the month of first availability. Content categories accounting for most of the Group’s content include newly released drama series, newly released movies, animations, library drama series and library movies. Estimates of future viewership consumption patterns and estimated useful lives are reviewed periodically, at least on an annual basis and revised, if necessary. Revisions to the amortization patterns are accounted for as a change in accounting estimate prospectively in accordance with ASC topic 250, Accounting Changes and Error Corrections (“ASC 250”). For the right to sublicense the content to external parties that generates direct content distribution revenues, the content costs are amortized based on its estimated usage pattern and recorded as cost of revenues.

Impairment of licensed copyrights and produced content

The Group’s business model is mainly subscription and advertising based, as such the majority of the Group’s content assets (licensed copyrights and produced content) are predominantly monetized with other content assets, whereas a smaller portion of the Group’s content assets are predominantly monetized at a specific title level such as variety shows and investments in a proportionate share of certain rights to films including profit sharing, distribution and/or other rights. Because the identifiable cash flows related to content launched on the Group’s Mainland China platform are largely independent of the cash flows of other content launched on the Group’s overseas platform, the Group has identified two separate film groups. The Group reviews its film groups and individual content for impairment when there are events or changes in circumstances that indicate the fair value of a film group or individual content may be less than its unamortized costs. Examples of such events or changes in circumstances include, a significant adverse change in technological, regulatory, legal, economic, or social factors that could affect the fair value of the film group or the public's perception of a film or the availability of a film for future showings, a significant decrease in the number of subscribers or forecasted subscribers, or the loss of a major distributor, a change in the predominant monetization strategy of a film that is currently monetized on its own, actual costs substantially in excess of budgeted costs, substantial delays in completion or release schedules, or actual performance subsequent to release failing to meet expectations set before release such as a significant decrease in the amount of ultimate revenue expected to be recognized.

When such events or changes in circumstances are identified, the Group assesses whether the fair value of an individual content (or film group) is less than its unamortized film costs, determines the fair value of an individual content (or film group) and recognizes an impairment charge for the amount by which the unamortized capitalized costs exceed the individual content’s (or film group’s) fair value. The Group mainly uses a discounted cash flow approach to determine the fair value of an individual content or film group, for which the most significant inputs include the forecasted future revenues, costs and operating expenses attributable to an individual content or the film group and the discount rate. An impairment loss attributable to a film group is allocated to individual licensed copyrights and produced content within the film group on a pro rata basis using the relative carrying values of those assets as the Group cannot estimate the fair value of individual contents in the film group without undue cost and effort.

Partner-generated content (“PGC”)

The Group collaborates with a large number of selected partners to supplement its video content portfolio with PGC, and incentivizes them to submit high-quality content through the Group’s revenue-sharing mechanism. Under such arrangements, the Group shares with the partners a portion of the revenues derived from either online advertising services or membership services based on various factors agreed upon. As the Group is the primary obligor of online advertising services and membership services, such revenues are recorded on a gross basis. Revenue sharing costs incurred and payable to partners are recognized as cost of revenues when the criteria of those pre-agreed factors are met.

Goodwill and intangible assets

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. The Group assesses goodwill for impairment in accordance with ASC subtopic 350-20, Intangibles—Goodwill and Other: Goodwill (“ASC 350-20”), which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

A reporting unit is defined as an operating segment or one level below an operating segment referred to as a component. The Group determines its reporting units by first identifying its operating segments, and then assesses whether any components of these segments constituted a business for which discrete financial information is available and where the Company’s segment manager regularly reviews the operating results of that component. The Group determined that it has one reporting unit because components below the consolidated level either did not have discrete financial information or their operating results were not regularly reviewed by the segment manager.

The Group has the option to assess qualitative factors first to determine whether it is necessary to perform the quantitative impairment test in accordance with ASC 350-20. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. The quantitative goodwill impairment test, used to identify both the existence of impairment and the amount of impairment loss, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit is greater than zero and its fair value exceeds its carrying amount, goodwill of the reporting unit is considered not impaired.

On disposal of a portion of reporting unit that constitutes a business, the attributable amount of goodwill is included in the determination of the amount of gain or loss recognized upon disposal. When the Group disposes of a business within the reporting unit, the amount of goodwill disposed is measured on the basis of the relative fair value of the business disposed and the portion of the reporting unit retained. This relative fair value approach is not used when the business to be disposed was not integrated into the reporting unit after its acquisition, in which case the current carrying amount of the acquired goodwill should be included in the carrying amount of the business to be disposed.

Intangible assets

Intangible assets with finite lives are carried at cost less accumulated amortization and impairment loss, if any. Intangible assets with finite lives are amortized using the straight-line method over the estimated economic lives.

Intangible assets have estimated economic lives as follows:

Traffic acquisition agreement	1-2 years
Intellectual property rights	1-10 years
Online literature	1-10 years
Trademarks	10-22 years
User list	5 years
Domain names	10-22 years
Published mobile games	2-4 years
Technology	5 years
Others	2 to 20 years

Impairment of Long-Lived Assets Other Than Goodwill

The Group evaluates long-lived assets, such as fixed assets and purchased or acquired intangible assets with finite lives other than licensed copyrights and produced content, for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC subtopic 360-10, Property, Plant and Equipment: Overall (“ASC 360-10”). When such events occur, the Group assesses the recoverability of the long-lived assets based on the undiscounted future cash flows the long-lived assets are expected to generate at the lowest level of identifiable cash flows. The Group recognizes an impairment loss when the estimated undiscounted future cash flow expected to result from the use of the long-lived assets plus net proceeds expected from the eventual disposition of the long-lived assets, if any, is less than their carrying values. If the Group identifies an impairment, the Group reduces the carrying value of the long-lived assets to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. The Group uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different.

Revenue Recognition

The Group’s revenues are derived principally from membership services, online advertising services and content distribution. Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services. Value added taxes (“VAT”) are presented as a reduction of revenues.

The Group’s revenue recognition policies are set forth as follows:

Membership services

The Group offers membership services to subscribing members with various privileges, which primarily include access to exclusive and ad-free streaming of premium content 1080P/4K high-definition video, Dolby Audio, and accelerated downloads and others. When the receipt of membership fees is for services to be delivered over a period of time, the receipt is initially recorded as “Customer advances and deferred revenue” on the consolidated balance sheets and revenue is recognized ratably over the membership period as services are rendered. Membership services revenue also includes fees earned from subscribing members for on-demand content purchases and early access to premium content. The Group is the principal in its relationships where partners, including consumer electronics manufacturers (TVs and cell phones), mobile operators, internet service providers and online payment agencies, provide access to the membership services or payment processing services as the Group retains control over its service delivery to its subscribing members. Typically, payments made to the partners are recorded as cost of revenues. For the sale of the right to other membership services through strategic cooperation with other parties, the Group recognizes revenue on a net basis when the Group does not control the specified services before they are transferred to the customer.

Online advertising services

The Group sells advertising services primarily to third-party advertising agencies and a small portion is sold directly to advertisers. Advertising contracts are signed to establish the price and advertising services to be provided. Pursuant to the advertising contracts, the Group provides advertisement placements on its platforms in different formats, including but not limited to video, banners, links, logos, brand placement and buttons. The Group performs a credit assessment of the customer to assess the collectability of the contract price prior to entering into contracts. For contracts where the Group provides customers with multiple performance obligations, primarily for advertisements to be displayed in different spots, placed under different forms and occur at different times, the Group would evaluate all the performance obligations in the arrangement to determine whether each performance obligation is distinct. Consideration is allocated to each performance obligation based on its standalone selling price and revenue is recognized as each performance obligation is satisfied through the Group’s display of the advertisements in accordance with the revenue contracts.

The Group provides various sales incentives to its customers for meeting certain cumulative purchase volume requirements, including cash rebates to certain third-party advertising agencies and non-cash credits which can be used to acquire future online advertising services in certain bundled arrangements, which are negotiated on a contract-by-contract basis with customers. The Group accounts for cash rebates granted to customers as variable consideration which is measured based on the most likely amount of incentive to be provided to customers. Non-cash credits granted to customers are considered options to acquire additional services that provide customers with a material right. The contract consideration related to these customer options to acquire additional services are deferred and recognized as revenue when future services are transferred or when the options expire.

Content distribution

The Group generates revenues from sub-licensing content assets for cash or through nonmonetary exchanges mainly with other online video broadcasting companies. The exclusive licensing agreements the Group enters into with the vendors have a specified license period and provide the Group rights to sub-license these content assets to other parties. The Group enters into a non-exclusive sub-license agreement with a sub-licensee for a period that falls within the original exclusive license period. For cash sub-licensing transactions, the Group is entitled to receive the sub-license fee under the sub-licensing arrangements and does not have any future obligation once it has provided the underlying content to the sub-licensee (which is provided at or before the beginning of the sub-license period). The sub-licensing of content assets represents a license of functional intellectual property which grants a right to use the Group’s content assets and is recognized at the point in time when the content asset is made available for the customer’s use and benefit.

The Group also enters into nonmonetary transactions to exchange online broadcasting rights of content assets with other online video broadcasting companies from time to time. The exchanged content assets provide rights for each party to broadcast the content assets received on its own platform only. Each transferring party retains the right to continue broadcasting the exclusive content on its own platform and/or sublicense the rights to the content it surrendered in the exchange. The Group accounts for these nonmonetary exchanges based on the fair value of the asset received. Barter sublicensing revenues are recognized in accordance with the same revenue recognition criteria above. The Group estimates the fair value of the content assets received using a market approach based on various factors, including the purchase price of similar non-exclusive and/or exclusive contents, broadcasting schedule, cast and crew, theme, popularity and box office. The transaction price of barter transaction revenues is calculated on the individual content asset basis. For a significant barter sublicensing transaction, the Company further reviews the fair value by analyzing against the cost of the content assets bartered out and/or engages a third-party valuation firm to assess the reasonableness of its fair value. The attributable cost of sublicensing transactions, whether for cash or through nonmonetary exchanges, is recognized as cost of revenues through the amortization of the sublicensing right component of the exclusive content asset.

Others

Other revenues mainly include revenues from online games, live broadcasting and other licensing.

Online games

The Group operates mobile games including both self-developed and licensed mobile games and generates mobile game revenues from the sale of in-game virtual items, including items, avatars, skills, privileges or other in-game consumables, features or functionality, within the games.

The Group records revenue generated from mobile games on a gross basis if the Group acts as the principal in the mobile game arrangements under which the Group controls the specified services before they are provided to the customer. In addition, when the Group acts as the principal, it is primarily responsible for fulfilling the promise to provide maintenance services and has discretion in setting the price for the services to the customer. Otherwise, the Group records revenue on a net basis based on the ratios pre-determined with the online game developers when all the revenue recognition criteria set forth in ASC topic 606, Revenue from Contracts with Customers (“ASC 606”) are met, which is generally when the user purchases virtual currencies issued by the game developers.

For transactions where the Group is the principal, the Group determines that the in-game virtual items are identified as performance obligations. The Group provides on-going services to the end-users who purchase virtual items to gain an enhanced game-playing experience. For the sale of durable virtual items, the Group recognizes revenues ratably over the estimated average playing period of these paying players, starting from the point in time when durable virtual items are delivered to the players’ accounts. For the sale of consumable virtual items, the Group recognizes revenue as the items are consumed.

Live broadcasting

The Group operates a live broadcasting platform, iQIYI Show, whereby users can follow their favorite hosts and shows in real time through live broadcasting. Users can purchase virtual currency for usage in iQIYI Show to acquire consumable virtual gifts, which are simultaneously presented to hosts to show their support or time-based virtual items, which enables users to enjoy additional functions and privileges for a specified time period.

The Group operates the live broadcasting platform and determines the price of virtual items sold. Therefore, revenues derived from the sale of virtual items are recorded on a gross basis as the Group acts as the principal in the transaction. Costs incurred from services provided by the hosts are recognized as cost of revenues. To facilitate the sale of virtual items, the Group bundles special privileges and virtual items as a package at a discounted price and the Group allocates the arrangement consideration to each performance obligation based on their relative standalone selling prices. Revenue from the sale of consumable virtual gifts is recognized when consumed by the user, or, in the case of time-based virtual items, recognized ratably over the period each virtual item is made available to the user. Virtual currency sold but not yet consumed by the purchasers is recorded as “Customer advances and deferred revenue” on the consolidated balance sheets.

Other licensing

The Group grants rights to its customers to re-create short-form videos for selected content assets from its existing content library over a fixed license period. The transaction price is allocated based on the estimated standalone selling prices of the identified performance obligations, which consists of (i) the licensing of rights related to selected content assets in the existing content library; and (ii) future unspecified updates to the existing content library during the license period. The Group records revenue when the customer obtains the rights for the selected content assets from its existing content library at the commencement of the license period and as the updated contents are made available to the customer over the license period.

Contract balances

When either party to a revenue contract has performed, the Group presents the contract in the consolidated balance sheets as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.

Contract assets mainly represent unbilled amounts related to the Group's rights to consideration for advertising services delivered and are included in “Prepayments and other assets” on the consolidated balance sheets. As of December 31, 2021 and 2022, contract assets were RMB1,591,152 and RMB1,490,656
(US$216,125), respectively, net of an allowance for credit losses of RMB14,721 and RMB12,409 (US$1,799), respectively. The decrease in the balance of contract assets was primarily due to less outstanding advertising contracts as of December 31, 2022 compared to the prior year for which the Group had commenced to provide advertisement placements but had not completed all specified advertising services in the contract, which corresponds to when the Group has the right to bill its customers.

Contract liabilities are the Group’s obligation to transfer goods or services to customers for which the Group has received consideration from customers, which are comprised of: i) payments received for membership fees and other services; ii) virtual currency sold for which the corresponding services have not yet been provided to customers; and iii) non-cash credits granted to customers. Contract liabilities are primarily presented as “Customer advances and deferred revenue” on the consolidated balance sheets. Balances of contract liabilities were RMB4,416,413 and RMB5,053,031 (US$732,621) as of December 31, 2021 and December 31, 2022, respectively. The increase in contract liabilities is a result of the increase in consideration received from the Group’s customers. Revenue recognized for the year ended December 31, 2022 that was included in contract liabilities as of January 1, 2022 was RMB3,398,774 (US$492,776).

As of December 31, 2022, total transaction price allocated to performance obligations that were unsatisfied or partially unsatisfied for contracts with an original expected length of more than one year was RMB3,465,946 (US$502,515), which is expected to be recognized over the next three years.

Practical Expedients and Exemptions

The Group does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Group recognizes revenue at the amount to which it has the right to invoice for services performed.

Cost of Revenues

Cost of revenues consists primarily of content costs, bandwidth costs and others.

Advertising expenses

Advertising expenses, primarily marketing spend in channel coverage and content related promotion are included in “Selling, general and administrative” and are expensed when incurred. Advertising expenses for the years ended December 31, 2020, 2021 and 2022 were RMB2,304,782, RMB2,383,257 and RMB1,809,118 (US$262,297), respectively.

Research and development expenses

Research and development expenses consist primarily of personnel-related expenses (including share-based compensation cost) incurred for the development and enhancement to the Group’s platforms as well as costs associated with new product development and enhancement. Depreciation expenses and other operating costs are also included in research and development expenses. The Group recognizes research and development costs as expenses when incurred.

Government subsidies

Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government subsidies with certain conditions are recorded as “Other liabilities” or “Other non-current liabilities” when received and will be recognized as income in “Others, net” or as a reduction of specific operating costs and expenses when the conditions are met. The government subsidies with no further conditions to be met are recognized as income in “Others, net” or as a reduction of specific operating costs and expenses for which the grants are intended to subsidize. If the government subsidies are related to an asset, it is recognized as a deduction of the carrying amount of the asset when the conditions are met and then recognized ratably over the expected useful life of the related asset as a reduction to the related amortization or depreciation in the consolidated statements of comprehensive loss.

Leases

The Group has lease agreements with lease and non-lease components, which are generally accounted for separately. For leases of IDC facilities, the Group accounts for the lease and non-lease components as a single lease component. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

The Group determines if an arrangement is a lease or contains a lease at lease inception in accordance with ASC topic 842, Leases (“ASC 842”). For operating leases, the Group recognizes a right-of-use asset (“ROU asset”) and a lease liability based on the present value of the lease payments over the lease term in the consolidated balance sheets at commencement date. For finance leases, assets are included in “Fixed assets, net” in the consolidated balance sheets. Finance lease liabilities are included in "Other liabilities" and "Other non-current liabilities" in the consolidated balance sheets. As most of the Company’s leases do not provide an implicit rate, the Company estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in the economic environment where the leased asset is located. Renewal options are included in the lease term if the Group is reasonably certain to exercise those options while options to terminate the lease are only included in the lease term if the Group is reasonably certain not to exercise those options. Lease expense is recorded on a straight-line basis over the lease term.

Income Taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portions, or all, of the deferred tax assets will not be realized. The effect of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate. The Group has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of comprehensive loss.

The Group applies the provisions of ASC topic 740, Accounting for Income Taxes (“ASC 740”), to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements. The Group elects to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of comprehensive loss. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Group’s PRC subsidiaries. Accordingly, the PRC subsidiaries’ tax filings from 2017 through 2022 remain open to examination by the respective tax authorities. The Group may also be subject to the examinations of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.

(Loss)/earnings per share

The Company computes (loss)/earnings per Class A and Class B ordinary shares in accordance with ASC topic 260, Earnings per Share (“ASC 260”) using the two-class method. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company adjusts for the accretion of the redeemable noncontrolling interests in the calculation of income available to ordinary shareholders of the Company used in the (loss)/earnings per share calculation. The participating rights (liquidation and dividend rights) of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting and conversion (Note 19). As a result, and in accordance with ASC 260, the undistributed (loss)/income is allocated based on the contractual participation rights of the Class A and Class B ordinary shares, respectively. As the liquidation and dividend rights are identical, the undistributed (loss)/income is allocated on a proportionate basis.

Diluted (loss)/earnings per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potential ordinary shares consist of ordinary shares issuable upon the conversion of convertible senior notes using the if-converted method and ordinary shares issuable upon the exercise of share options and vesting of restricted share units, using the treasury stock method. Potential ordinary shares are excluded from the computation of diluted (loss)/earnings per share if their effects are anti-dilutive. The computation of the diluted (loss)/earnings per Class A ordinary share assumes the conversion of Class B ordinary shares to Class A ordinary shares, while diluted (loss)/earnings per Class B ordinary share does not assume the conversion of such shares. The Company adjusts for the securities issued by subsidiaries and equity method investees in the calculation of (loss)/income available to ordinary shareholders of the Company used in the diluted (loss)/earnings per share calculation.

Share-based compensation

The Company accounts for share-based compensation in accordance with ASC topic 718, Compensation-Stock Compensation (“ASC 718”).

The Company has elected to recognize share-based compensation using the straight-line method for all share-based awards granted with graded vesting based on service conditions. For awards with performance conditions, compensation cost is recognized on an accelerated basis if it is probable that the performance condition will be achieved. If required vesting conditions are not met and the share-based awards are forfeited, previously recognized compensation expenses relating to those awards are reversed. The Company elects to estimate forfeitures at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates. Forfeiture rates are estimated based on historical experience and future expectations of employee turnover rates and are periodically reviewed. To the extent the Company revises these estimates in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

The Company, with the assistance of an independent third-party valuation firm, determined the fair value of share-based awards granted to employees and non-employees, if applicable.

Fair Value Measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2—Include other inputs that are directly or indirectly observable in the marketplace

Level 3—Unobservable inputs which are supported by little or no market activity

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, receivables from online payment agencies, amounts due from related parties, prepayments and other assets, long-term investments, accounts and notes payable, short-term loans, income tax payable, amounts due to related parties, accrued expenses, other liabilities and convertible senior notes. The carrying amounts of these financial instruments, except for long-term equity investments without readily determinable fair values, long-term equity method investments, long-term available-for-sale debt security and convertible senior notes, approximate their fair values because of their generally short maturities.

Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Group’s consolidated financial statements. If the assessment indicates that a potential loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Concentration of risks

Concentration of credit risks

Financial instruments that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, contract assets, amounts due from related parties, receivables from online payment agencies and long-term restricted cash included in prepayments and other assets. The carrying amounts of these assets represent the Group’s maximum exposure to credit risk. As of December 31, 2022, the Group has RMB7,861,556 (US$1,139,818) in cash, cash equivalents, restricted cash and long-term restricted cash included in prepayments and other assets, which is held in cash and demand deposits with several financial institutions in the PRC and international financial institutions outside of the PRC, respectively. In the event of bankruptcy of one of these financial institutions, the Group may not be able to claim its cash and demand deposits back in full. The Group continues to monitor the financial strength of the financial institutions.

Accounts receivable, contract assets, amounts due from related parties and receivables from online payment agencies are typically unsecured and denominated in RMB, derived from revenue earned from customers and agencies in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. The Group maintains an allowance for credit losses and the Group had no single customer with a balance exceeding 10% of the total accounts receivable and contract asset balance as of December 31, 2021 and 2022.

Business and economic risks

The Group participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; changes in business offerings; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; cybersecurity regulations; risks associated with the Group’s ability to anticipate user preferences and provide high-quality content in a cost-effective manner; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth. The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Currency convertibility risk

Substantially all of the Group’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign currency exchange rate risk

The functional currency and the reporting currency of the Company are the US$ and the RMB, respectively. The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, restricted cash, short-term investments, long-term held-to-maturity debt securities, convertible senior notes and accounts and notes payable denominated in U.S. dollars. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to the US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. On March 15, 2014, the People’s Bank of China announced the widening of the daily trading band for RMB against US$. The appreciation of the US$ against RMB was approximately 8.23% in 2022. Most of the Company’s revenues and costs are denominated in RMB, while a portion of cash and cash equivalents, restricted cash, short-term investments, long-term held-to-maturity debt securities, accounts and notes payable and all the amount of convertible senior notes are denominated in U.S. dollars. Any significant fluctuation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position in U.S. dollars.

Segment reporting

In accordance with ASC subtopic 280-10, Segment Reporting: Overall, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole; hence, the Group has only one operating segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. Because substantially all of the Group’s long-lived assets and revenues are located in and derived from the PRC, geographical segments are not presented.

Comprehensive loss

Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC topic 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the years presented, the Company’s comprehensive loss includes net loss, foreign currency translation adjustments and unrealized losses on available-for-sale debt securities and is presented in the consolidated statements of comprehensive loss.

Impact of COVID-19

Although the Group’s businesses have resumed, there is still continuing adverse impact on the Group’s online advertising revenues as a result of the challenging macroeconomic environment and the COVID-19 pandemic resurgence in 2022. Uncertainties still exist as it relates to the impact of COVID-19’s on the Group’s businesses, and the extent of the impact will depend on a number of factors, including the duration and severity of the pandemic; possibility of Delta and Omicron outbreak, the development and progress of distribution of COVID-19 vaccine and other medical treatment, the potential change in user behavior, especially on internet usage due to the prolonged impact of COVID-19, the uneven impact to certain industries, and the macroeconomic impact of government measures to contain the spread of COVID-19 and related government stimulus measures, almost all of which are beyond the Group's control. As a result, certain of the Group’s estimates and assumptions, including the fair value of the Group’s film groups, allowance for credit losses, the fair value of non-marketable equity securities and fair value of financial assets or long-lived assets subject to impairment assessments, require increased judgment and carry a higher degree of variability and volatility that could result in material changes to the Group’s estimates in future periods.